Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2015	2014
Deferred tax assets:
Previously securitized loans	$4,337	$4,703
Allowance for loan losses	7,412	7,413
Deferred compensation payable	4,058	3,966
Underfunded pension liability	2,792	3,113
Accrued expenses	1,789	2,451
Impaired assets	797	1,172
Impaired securities losses	6,719	8,377
Intangible assets	2,194	4,946
Other	3,964	3,292
Total Deferred Tax Assets	34,062	39,433
Deferred tax liabilities:
Unrealized securities gains	585	741
Other	3,503	1,926
Total Deferred Tax Liabilities	4,088	2,667
Net Deferred Tax Assets	$29,974	$36,766

No valuation allowance for deferred tax assets was recorded at December 31, 2015 and 2014 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows (in thousands):

	2015	2014	2013
Current:
Federal	$20,830	$20,629	$18,808
State	957	(943)	1,781
Total current tax expense	21,787	19,686	20,589

Total deferred tax expense	6,627	4,585	4,686
Income tax expense	$28,414	$24,271	$25,275

     A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2015	2014	2013

Computed federal taxes at statutory rate	$28,879	$27,031	$25,722
State income taxes, net of federal tax benefit	887	(482)	1,982
Tax effects of:
Tax-exempt interest income	(498)	(500)	(616)
Bank-owned life insurance	(1,181)	(1,074)	(1,187)
Tax reserve adjustment	—	—	24
Other items, net	327	(704)	(650)
Income tax expense	$28,414	$24,271	$25,275

The entire amount of the Company’s unrecognized tax benefits if recognized, would favorably affect the Company’s effective tax rate.   The Company anticipates that it will release $0.9 million over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2015	2014

Beginning balance	$2,398	$4,717
Additions for current year tax positions	299	486
Additions for prior year tax positions	377	—
Decreases for prior year tax positions	—	—
Decreases for settlements with tax authorities	—	—
Decreases related to lapse of applicable statute of limitation	(910)	(2,805)
Ending balance	$2,164	$2,398

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2015, 2014 and 2013, the provision related to interest and penalties was $0.1 million, $0.1 million, and $0.1 million, respectively.  The balance of accrued interest and penalties at December 31, 2015 and 2014 was $0.4 million and $0.4 million, respectively.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2012 through 2014.